Guarantees, Commitments and Pledged Assets - Additional information (Detail) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Oct. 31, 2021	Oct. 31, 2020
Guarantees commitments and pledged assets [Line Items]
Other executory contracts	$ 800
Executory contract period	20 years
Derivatives [member]
Guarantees commitments and pledged assets [Line Items]
Credit risk amount		$ 291	$ 805
Indemnifications [member]
Guarantees commitments and pledged assets [Line Items]
Credit risk amount		$ 1	1
Top of range [member]
Guarantees commitments and pledged assets [Line Items]
Liquidity facilities expiration period		3 years
Standby letters of credit and letters of guarantee [member]
Guarantees commitments and pledged assets [Line Items]
Credit risk amount			$ 4